OPERATING SEGMENTS (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summarized financial information for the company's segments
Revenues	$ 1,539	$ 1,652	$ 1,509	$ 1,713	$ 1,535	$ 1,724	$ 1,468	$ 1,441	$ 6,413	$ 6,168	$ 5,731
Pre-tax Adjusted Operating Income (Loss)									333	390	468
Non-operating income (loss)									38	(113)	56
Income (loss) before income tax	(16)	59	201	127	102	160	174	(159)	371	277	524
Income tax expense (benefit)	12	10	39	25	12	29	32	(30)	86	43	97
Net income (loss)	(28)	49	162	102	90	131	142	(129)	285	234	427
Adjusted operating income tax (expense) benefit									(51)	(66)	(86)
After-tax adjusted operating income									(282)	(324)	(382)
Income tax (expense) benefit on adjustments									(35)	23	(11)
Non-operating income (loss)
Derivative gains (losses), net									48	(195)	(368)
Investment gains (losses), net									102	(40)	309
VA/VUL market impacts									21	0	0
Goodwill impairment	(129)								(129)	0	0
Less: related amortization									104	(30)	(24)
Less: VA GLWB economic cost									(100)	(92)	(91)
Net investment income	767	$ 753	$ 742	$ 720	653	$ 740	$ 742	$ 754	2,982	2,889	2,825
Amortization of deferred policy acquisition costs and value of business acquired									309	208	176
Operating Segment Assets
Investments and other assets	126,515				122,124				126,515	122,124
DAC and VOBA	3,869				3,420				3,869	3,420	3,520
Other intangibles	491				540				491	540
Goodwill	697				826				697	826	826
Total assets	131,572				126,910				131,572	126,910
Retail Life and Annuity
Non-operating income (loss)
Net investment income									1,110	1,015	945
Amortization of deferred policy acquisition costs and value of business acquired									222	116	100
Operating Segment Assets
DAC and VOBA	2,806				2,480				2,806	2,480	2,417
Acquisitions
Non-operating income (loss)
Net investment income									1,590	1,648	1,533
Amortization of deferred policy acquisition costs and value of business acquired									19	24	11
Operating Segment Assets
DAC and VOBA	870				762				870	762	924
Stable Value Products
Non-operating income (loss)
Net investment income									303	230	244
Amortization of deferred policy acquisition costs and value of business acquired									5	3	3
Operating Segment Assets
DAC and VOBA	15				8				15	8	5
Asset Protection
Non-operating income (loss)
Net investment income									20	23	28
Amortization of deferred policy acquisition costs and value of business acquired									63	65	62
Operating Segment Assets
DAC and VOBA	178				170				178	170	174
Corporate and Other
Non-operating income (loss)
Net investment income									(41)	(27)	75
Amortization of deferred policy acquisition costs and value of business acquired									0	0	0
Operating Segment Assets
DAC and VOBA	0				0				0	0	0
Operating Segments
Summarized financial information for the company's segments
Revenues									6,413	6,168	5,731
Pre-tax Adjusted Operating Income (Loss)									333	390	468
Operating Segment Assets
Investments and other assets					5,928					5,928
DAC and VOBA					8					8
Other intangibles					6					6
Goodwill					114					114
Total assets					6,056					6,056
Operating Segments | Retail Life and Annuity
Summarized financial information for the company's segments
Revenues									2,823	2,440	2,161
Pre-tax Adjusted Operating Income (Loss)									(37)	100	153
Non-operating income (loss)
Goodwill impairment									(129)
Operating Segment Assets
Investments and other assets	44,549				40,194				44,549	40,194
DAC and VOBA	2,806				2,480				2,806	2,480
Other intangibles	334				367				334	367
Goodwill	430				559				430	559	559
Total assets	48,119				43,600				48,119	43,600
Operating Segments | Acquisitions
Summarized financial information for the company's segments
Revenues									2,984	3,282	2,902
Pre-tax Adjusted Operating Income (Loss)									314	406	347
Non-operating income (loss)
Goodwill impairment									0
Operating Segment Assets
Investments and other assets	54,561				55,628				54,561	55,628
DAC and VOBA	870				762				870	762
Other intangibles	29				33				29	33
Goodwill	24				24				24	24	24
Total assets	55,484				56,447				55,484	56,447
Operating Segments | Stable Value Products
Summarized financial information for the company's segments
Revenues									347	176	247
Pre-tax Adjusted Operating Income (Loss)									171	90	93
Non-operating income (loss)
Goodwill impairment									0
Operating Segment Assets
Investments and other assets	8,392								8,392
DAC and VOBA	15								15
Other intangibles	5								5
Goodwill	114				114				114	114	114
Total assets	8,526								8,526
Operating Segments | Asset Protection
Summarized financial information for the company's segments
Revenues									270	275	290
Pre-tax Adjusted Operating Income (Loss)									40	41	37
Non-operating income (loss)
Goodwill impairment									0
Operating Segment Assets
Investments and other assets	950				881				950	881
DAC and VOBA	178				170				178	170
Other intangibles	90				101				90	101
Goodwill	129				129				129	129	129
Total assets	1,347				1,281				1,347	1,281
Operating Segments | Corporate and Other
Summarized financial information for the company's segments
Revenues									(11)	(5)	131
Pre-tax Adjusted Operating Income (Loss)									(155)	(247)	$ (162)
Operating Segment Assets
Investments and other assets	18,063				19,493				18,063	19,493
DAC and VOBA	0				0				0	0
Other intangibles	33				33				33	33
Goodwill	0				0				0	0
Total assets	$ 18,096				$ 19,526				$ 18,096	$ 19,526